SEGMENT REPORTING	6 Months Ended
Jun. 30, 2022
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 12 — SEGMENT REPORTING

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. Based on management’s assessment, the Company has determined that it has four operating segments as defined by ASC 280, including Sino-foreign Jointly Managed Academic Programs, Overseas Study Consulting Services, Tailored job readiness services and Technological Consulting Services for Smart Campus Solutions.

Substantially all of the Company’s revenues for the six months ended June 30, 2022 and 2021 were generated in the PRC. As of June 30, 2022 and December 31, 2021, a majority of the long-lived assets of the Company were located in the PRC, and therefore, no geographical segments are presented.

The following table presents summary information by segment for the six months ended June 30, 2022 and 2021, respectively:

	For the six months ended June 30, 2022 (Unaudited)
			Technological	Tailored
	Joint	Overseas	consulting for	job
	Education	study	smart campus	readiness
	Programs	consulting	solutions	services	Total
Revenue	$2,147,608	$329,678	$166,641	$93,483	$2,737,410
Cost of revenue	(142,006)	(86,605)	(177,816)	(46,236)	(452,663)
Gross profit	2,005,602	243,073	(11,175)	47,247	2,284,747

Operating expenses	(627,327)	(96,301)	(48,677)	(27,307)	(799,612)
Income (Loss) from operation	1,378,275	146,772	(59,852)	19,940	1,485,135

Depreciation and amortization	5,807	891	451	253	7,402
Capital expenditure	-	-	-	-	-

Total assets	44,257,798	6,793,988	3,434,129	1,926,493	56,412,408
Total liabilities	$1,184,870	$181,889	$91,939	$51,576	$1,510,274
		For the six months ended June 30, 2021 (Unaudited)
		Technological
		consulting for	Tailored
	Joint	“smart	job	Overseas
	education	campus”	readiness	study
	programs	solutions	services	consulting	Total
Revenue	$1,420,418	$338,003	$66,097	$26,033	$1,850,551
Cost of revenue	(227,653)	(189,601)	(41,057)	(18,416)	(476,727)

Gross profit	1,192,765	148,402	25,040	7,617	1,373,824
Operating expenses	(822,863)	(195,809)	(38,291)	(15,081)	(1,072,044)

Income (loss) from operation	369,902	(47,407)	(13,251)	(7,464)	301,780

Depreciation	8,298	1,974	386	152	10,810

Capital expenditure	2,686	640	125	49	3,500

Total assets	32,463,578	7,725,040	1,510,643	594,983	42,294,244

Total liabilities	$908,443	$216,173	$42,273	$16,650	$1,183,539